Cover	Jul. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2025
Entity File Number	001-36304
Entity Registrant Name	PHIO PHARMACEUTICALS CORP.
Entity Central Index Key	0001533040
Entity Tax Identification Number	45-3215903
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	411 Swedeland Road
Entity Address, Address Line Two	Suite 23-1080
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	508
Local Phone Number	767-3861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PHIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false